Paras Madho
Director
Securities Operations

NYSE Group

07054747

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

1-32871

May 31, 2007

CERTNYS

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, COMCAST CORPORATION, 6.625% Notes Due 2056 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 31, 2007. Tentative listing date – June 1, 2007.

Sincerely,

Paras Madho

END